Fair Value of Financial Instruments (Level 3 Inputs) (Details) - Significant Unobservable Inputs Level 3 - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mortgage Notes Payable | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	$ 548,889	$ 536,002
Mortgage Notes Payable | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	549,553	545,414
Revolving Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	323,674	250,618
Revolving Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	319,558	250,618
Fannie Credit Facility | Revolving Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	355,175	359,322
Fannie Credit Facility | Revolving Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	$ 354,073	$ 370,122